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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


          Report for the Calendar Year or Quarter Ended June 30, 1999.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|


MATRIX ASSET ADVISORS, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

747 Third Avenue                        NEW YORK            NY             10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

CRAIG ALLEN SKOLNICK                 212-486-2008           VICE PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 13th day of June, 1999.


                                              MATRIX ASSET ADVISORS, INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                 /s/ CRAIG A. SKOLNICK
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1.                                      6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


                                                                 SEC 1685 (5/91)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp.                    COM              885535104     3027 113425   SH       SOLE                10050.000        103375.000
AT&T                           COM              001957109      812  14546   SH       SOLE                  300.000         14246.000
Abbott Laboratories            COM              002824100      390   8600   SH       SOLE                                   8600.000
Aetna Inc.                     COM              008117103     6772  75718   SH       SOLE                 5550.000         70168.000
Alcatel SA                     COM              013904305     6018 212080   SH       SOLE                17400.000        194680.000
America Online                 COM              02364J104      464   4215   SH       SOLE                                   4215.000
American Express Co.           COM              025816109     7880  60555   SH       SOLE                 1025.000         59530.000
American Home Products, Inc.   COM              026609107     1414  24645   SH       SOLE                                  24645.000
American International Group I COM              026874107      330   2815   SH       SOLE                                   2815.000
Ameritech                      COM              030954101      235   3196   SH       SOLE                                   3196.000
Ametek, Inc.                   COM              031100100      368  16000   SH       SOLE                                  16000.000
Amgen                          COM              031162100      219   3600   SH       SOLE                                   3600.000
Arrow Electronics              COM              042735100     5165 271850   SH       SOLE                21200.000        250650.000
Associated Group - Class B     COM              045907102      587   9000   SH       SOLE                                   9000.000
Atlantic Richfield Co.         COM              048825103      477   5705   SH       SOLE                                   5705.000
Banctec Inc.                   COM              059784108     3680 205150   SH       SOLE                 8200.000        196950.000
Bancwest Corp.                 COM              059790105      364   9800   SH       SOLE                                   9800.000
Bank One Corporation           COM              06423a103     2581  43338   SH       SOLE                 2750.000         40588.000
Bank of America Corp.          COM              060505104     6472  88274   SH       SOLE                 7000.000         81274.000
Bank of New York               COM              064057102      399  10870   SH       SOLE                                  10870.000
Bausch & Lomb                  COM              071707103    10059 131485   SH       SOLE                10350.000        121135.000
Baxter Int'l Inc.              COM              071813109      204   3360   SH       SOLE                  300.000          3060.000
Beckman Coulter, Inc.          COM              075816108     1011  20785   SH       SOLE                 1400.000         19385.000
Becton, Dickinson & Co.        COM              075887109      402  13400   SH       SOLE                                  13400.000
Bell Atlantic Corp.            COM              077853109     3549  54292   SH       SOLE                                  54292.000
Bellsouth Corp.                COM              079860102      446   9674   SH       SOLE                                   9674.000
Belvedere Resources, Ltd.      COM              080903107       11  10000   SH       SOLE                                  10000.000
Bristol-Myers                  COM              110122108     8340 118406   SH       SOLE                 6200.000        112206.000
Carey International            COM              141750109      293  11900   SH       SOLE                                  11900.000
Carmike Cinemas                COM              143436103     1297  81350   SH       SOLE                 3850.000         77500.000
Chase Manahattan Corp.         COM              16161A108      284   3282   SH       SOLE                                   3282.000
Chubb Corp.                    COM              171232101      425   6114   SH       SOLE                                   6114.000
Citigroup                      COM              172967101      437   9193   SH       SOLE                                   9193.000
Coca Cola                      COM              191216100     1670  26930   SH       SOLE                                  26930.000
Colgate Palmolive Co           COM              194162103      236   2400   SH       SOLE                                   2400.000
Comerica Bank                  COM              200340107     2969  49945   SH       SOLE                                  49945.000
Compaq Computer                COM              204493100     1217  51388   SH       SOLE                 2400.000         48988.000
Computer Associates            COM              204912109     2322  42417   SH       SOLE                  925.000         41492.000
Dow Chemical                   COM              260543103      441   3476   SH       SOLE                                   3476.000
E.I. duPont de Nemours & Co.   COM              263534109      408   5974   SH       SOLE                                   5974.000
Eastman Kodak, Co.             COM              277461109     8050 118814   SH       SOLE                 9600.000        109214.000
Ebasone Corp.                  COM              278626106        6  10000   SH       SOLE                                  10000.000
Electronic Data Systems        COM              285661104     8388 148141   SH       SOLE                15650.000        132491.000
Exxon Corporation              COM              302290101     2513  32581   SH       SOLE                                  32581.000
Federal Natl. Mortgage Assn.   COM              313586109      983  14403   SH       SOLE                  800.000         13603.000
First Data Corp.               COM              319963104    11251 229900   SH       SOLE                22500.000        207400.000
Foundation Health Systems      COM              350404109     1937 129127   SH       SOLE                18200.000        110927.000
Frontier Corp.                 COM              35906P105    15325 261400   SH       SOLE                20100.000        241300.000
GPU Inc.                       COM              36225X100      241   5723   SH       SOLE                                   5723.000
GTE Corp.                      COM              362320103     1171  15510   SH       SOLE                                  15510.000
General Electric Co.           COM              369604103     4428  39188   SH       SOLE                                  39188.000
Golden West Financial          COM              381317106      509   5190   SH       SOLE                  125.000          5065.000
Hewlett-Packard Inc.           COM              428236103      550   5475   SH       SOLE                  500.000          4975.000
Hon Industries                 COM              438092108      568  19450   SH       SOLE                 1000.000         18450.000
Hybridon Inc.                  COM              44860m801       25  43579   SH       SOLE                                  43579.000
Ingersoll-Rand Co.             COM              456866102      223   3450   SH       SOLE                                   3450.000
Intel Corporation              COM              458140100      525   8828   SH       SOLE                                   8828.000
International Business Machine COM              459200101     1995  15432   SH       SOLE                                  15432.000
J P Morgan Co.                 COM              616880100     1723  12263   SH       SOLE                 2950.000          9313.000
Johnson & Johnson              COM              478160104      706   7205   SH       SOLE                                   7205.000
LAM Research Corp.             COM              512807108     4371  93625   SH       SOLE                12700.000         80925.000
Lone Star Steakhouse & Saloon  COM              542307103     1994 205125   SH       SOLE                30000.000        175125.000
Lucent Technologies            COM              549463107      584   8659   SH       SOLE                  256.000          8403.000
MIM Corp.                      COM              553044108       29  12000   SH       SOLE                                  12000.000
Mahoning National Bancorporati COM              560090102      398   9100   SH       SOLE                                   9100.000
Mandalay Resort Group          COM              562567107     2434 114875   SH       SOLE                10850.000        104025.000
Manpower Inc.                  COM              56418H100     5316 234975   SH       SOLE                20650.000        214325.000
Mark IV Industries Inc.        COM              570387100     7717 365313   SH       SOLE                31205.000        334108.000
Mattel Inc.                    COM              577081102     5191 198700   SH       SOLE                16950.000        181750.000
Maxcor Financial Group         COM              57772G100       49  20000   SH       SOLE                                  20000.000
McDonald's Corp.               COM              580135101      239   5800   SH       SOLE                                   5800.000
Merck & Co., Inc.              COM              589331107     3819  51868   SH       SOLE                                  51868.000
Merrill Lynch & Co.            COM              590188108      273   3430   SH       SOLE                  400.000          3030.000
Microsoft Corporation          COM              594918104      524   5814   SH       SOLE                                   5814.000
Minnesota Mining and Manufactu COM              604059105      258   2968   SH       SOLE                                   2968.007
Mobil Corp.                    COM              607059102      242   2447   SH       SOLE                                   2447.000
Motorola Inc                   COM              620076109     8319  87800   SH       SOLE                 6475.000         81325.000
Multi-media Industries Corp    COM              62541l109        3  20000   SH       SOLE                                  20000.000
Nexell Therapeutics Inc.       COM                              32  15200   SH       SOLE                                  15200.000
Novellus Systems               COM              670008101     4003  58655   SH       SOLE                 3950.000         54705.000
O'Sullivan Industries          COM              688609106    10918 642250   SH       SOLE                56100.000        586150.000
Olsten Corp.                   COM              681385100     3679 582777   SH       SOLE                45750.000        537027.000
Orthodontix Inc.               COM              68750q101       12  38000   SH       SOLE                                  38000.000
Outback Steakhouse             COM              689899102      357   9075   SH       SOLE                 1200.000          7875.000
Pepsico, Inc.                  COM              713448108      227   5871   SH       SOLE                                   5871.000
Pfizer, Inc.                   COM              717081103      355   3255   SH       SOLE                                   3255.000
Pharmacia/Upjohn               COM              716941109     7536 132645   SH       SOLE                11550.000        121095.000
Philip Morris Co., Inc.        COM              718154107     5484 136470   SH       SOLE                13150.000        123320.000
Polaroid Inc.                  COM              731095105     7275 264534   SH       SOLE                19300.000        245234.000
Pricesmart                     COM              741511109      212   6050   SH       SOLE                                   6050.000
Procter & Gamble Co            COM              742718109      510   5712   SH       SOLE                                   5712.000
Public Svc. Elec & Gas         COM              744573106      262   6415   SH       SOLE                                   6415.000
SLM Holding Corp.              COM              78442A109     6983 152415   SH       SOLE                12650.000        139765.000
Schlumberger Ltd.              COM              806857108     4768  74870   SH       SOLE                 5625.000         69245.000
Second Bancorp Inc.            COM                             202   6900   SH       SOLE                                   6900.000
Sensormatic Electronics        COM              817265101     9754 699805   SH       SOLE                45800.000        654005.000
Shaw Industries                COM              820286102     6657 380387   SH       SOLE                30200.000        350187.000
Snap-On-Tools                  COM              833034101      242   6700   SH       SOLE                                   6700.000
SpaceLabs Medical              COM              846247104     6823 361500   SH       SOLE                29150.000        332350.000
Sprint Corp. (Fon Group)       COM              852061100      227   4278   SH       SOLE                                   4278.000
St. Jude Medical Inc.          COM              790849103     9522 267290   SH       SOLE                24800.000        242490.000
Standard and Poor's Depository COM              78462F103      366   2670   SH       SOLE                                   2670.000
Sun Microsystems Inc.          COM              866810104      289   4200   SH       SOLE                                   4200.000
Symantec Corp.                 COM              871503108      221   8650   SH       SOLE                 1000.000          7650.000
Teamstaff Inc.                 COM              87815u105       17  15000   SH       SOLE                                  15000.000
Teva Pharma Inds ADR           COM              881624209     2207  45050   SH       SOLE                 5950.000         39100.000
Time Warner                    COM              887315109      232   3200   SH       SOLE                                   3200.000
Toys "R" Us                    COM              892335100     4355 210505   SH       SOLE                21150.000        189355.000
Tupperware Corp.               COM              899896104     4964 194660   SH       SOLE                25250.000        169410.000
US Oncology Inc.               COM                             126  10500   SH       SOLE                                  10500.000
Unifi, Inc.                    COM              904677101     2567 120800   SH       SOLE                11500.000        109300.000
United Community Financial     COM              909839102      233  15887   SH       SOLE                                  15887.000
United Healthcare              COM              910581107      426   6800   SH       SOLE                                   6800.000
Vishay Intertechnology         COM              928298108    11740 559059   SH       SOLE                49450.000        509609.000
Vodafone Airtouch PLC ADR      COM                             205   1042   SH       SOLE                                   1042.000
Wachovia Corp.                 COM              929771103     1368  15985   SH       SOLE                                  15985.000
Wal-Mart Stores, Inc.          COM              931142103      419   8690   SH       SOLE                                   8690.000
Walt Disney Company            COM              254687106      255   8275   SH       SOLE                                   8275.000
Warner-Lambert Company         COM              934488107      331   4785   SH       SOLE                                   4785.000
Washington Gas Light           COM              938837101      338  13000   SH       SOLE                                  13000.000
Wells Fargo Company            COM              949746101      214   5015   SH       SOLE                                   5015.000
Wilmington Trust               COM              971807102     2765  48200   SH       SOLE                 4150.000         44050.000